Other Current Financial Assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Current Financial Assets [Abstract]
OTHER CURRENT FINANCIAL ASSETS	12. OTHER CURRENT FINANCIAL ASSETS
As at December 31,	2021	2020
Security deposits	$861	$448
Other current financial assets	$861	$448